Share-based compensation plans (Inputs used in the measurement - Cash) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) shares yr $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0
Number of options, reporting date | shares	1,396,289	3,053,571	3,458,001
Average strike price, reporting date	$ 14.73	$ 15.75
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	232,160
Expected vesting	83.00%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 37.30
Number of options, reporting date | shares	830,279
Expected vesting, reporting date	70.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	0.8
Expected forfeitures, reporting date	2.00%
Weighted average measurement date fair values	$ 57.13
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	162,930
Expected vesting	0.00%
Expected life of option | yr	3
Expected forfeitures	8.00%
Weighted average measurement date fair values	$ 37.30
Number of options, reporting date | shares	561,210
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.0
Expected forfeitures, reporting date	8.00%
Weighted average measurement date fair values	$ 57.13
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, reporting date | shares	45,551
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 12.29	$ 12.55
Expected dividend, reporting date | $	$ 0.12
Expected volatility, reporting date	48.00%
Risk free interest rate, reporting date	3.50%
Expected life of option, reporting date | yr	3.4
Expected forfeitures, reporting date	7.00%
Weighted average measurement date fair values	$ 46.08
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	9,997
Expected vesting	0.00%
Expected life of option | yr	3
Expected forfeitures	8.00%
Weighted average measurement date fair values	$ 37.30
Number of options, reporting date | shares	28,000
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0.12
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.0
Expected forfeitures, reporting date	8.00%
Weighted average measurement date fair values	$ 57.13